INCOME TAX - Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Deferred income tax assets
Research and development credits	$ 1,741	$ 711
Capitalized research and development expenses	1,331	553
Net operating loss carryforwards	17,414	9,671
Total	20,486	10,935
Valuation allowance	(20,486)	(10,935)	$ (6,216)
United States
Deferred income tax assets
Net operating loss carryforwards	10,957	5,796		$ 603
Remaining federal net operating loss carryforwards	$ 8,766
Percentage of taxable income for operating loss carried forward indefinitely	80.00%
State
Deferred income tax assets
Net operating loss carryforwards	$ 1,434
Australia
Deferred income tax assets
Net operating loss carryforwards	6,542	4,897
Hong Kong
Deferred income tax assets
Net operating loss carryforwards	79,114	43,471
PRC
Deferred income tax assets
Net operating loss carryforwards	185	125
Switzerland
Deferred income tax assets
Net operating loss carryforwards	3,120
R&D expenses capitalized for federal and state tax purpose
Deferred income tax assets
Research and development expenses capitalized for federal and state tax purpose	$ 8,278
Amortization period	5 years
Research and development credit carryforwards
Deferred income tax assets
U.S. federal and state credit carryforwards	$ 1,741	$ 711